Share-based payments - Service conditions (Details) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2023 EUR (€) EquityInstruments shares	Jun. 30, 2023 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2022 EquityInstruments $ / shares shares	Jun. 30, 2023 EUR (€) EquityInstruments shares	Jun. 30, 2023 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2022 EquityInstruments $ / shares shares	Dec. 31, 2022 EquityInstruments $ / shares
Share-based payments with service condition
Awards cancelled or forfeited | €				0
ESOP 2014
Share-based payments with service condition
Vesting period (in years)				3 years	3 years
Exercise period				10 years	10 years
Awards granted | EquityInstruments	384,000	384,000		8,052,750	8,052,750
Fair value of the awards at grant date	€ 200,000	$ 0.2		€ 5,900,000	$ 6.3
Awards cancelled or forfeited | EquityInstruments	217,725	217,725	13,926	368,540	368,540	99,591
Awards exercised | shares	0	0	18,994	0	0	43,440
Weighted average exercise price of awards exercised					$ 3.55		$ 4.91
Awards outstanding | EquityInstruments		22,953,944			22,953,944		15,269,734
Awards vested | EquityInstruments				11,169,133	11,169,133		8,510,863
Weighted average remaining contractual life				7 years 8 months 12 days	7 years 8 months 12 days		7 years 4 months 24 days
ESOP 2014 | Minimum
Share-based payments with service condition
Weighted average exercise price of awards exercised			$ 2.26
Exercise price		$ 0.60			$ 0.60
ESOP 2014 | Maximum
Share-based payments with service condition
Weighted average exercise price of awards exercised						$ 2.52
Exercise price		$ 13.47			$ 13.47